Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Profit (loss) [abstract]
Interest and similar income	£ 4,830	£ 5,071	£ 5,872
Interest expense and similar charges	(833)	(1,690)	(2,645)
Net interest income	3,997	3,381	3,227
Fee and commission income	694	681	1,043
Fee and commission expense	(414)	(363)	(416)
Net fee and commission income	280	318	627
Other operating income	267	136	178
Total operating income	4,544	3,835	4,032
Operating expenses before credit impairment write-backs/losses, provisions and charges	(2,540)	(2,425)	(2,466)
Credit impairment write-backs/ (losses)	233	(639)	(198)
Provisions for other liabilities and charges	(379)	(263)	(428)
Total operating credit impairment write-backs/losses, provisions and charges	(146)	(902)	(626)
Profit from continuing operations before tax	1,858	508	940
Tax on profit from continuing operations	(485)	(101)	(261)
Profit from continuing operations after tax	1,373	407	679
Profit/(loss) from discontinued operations after tax	32	31	30
Profit after tax	1,405	438	709
Attributable to:
Equity holders of the parent	1,369	402	672
Non-controlling interests	36	36	37
Profit after tax	£ 1,405	£ 438	£ 709

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.